Intangible assets, net (Schedule of Estimated Amortization Expenses) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Intangible assets, net [Abstract]
2014	$ 744	4,621
2015	744	4,621
2016	744	4,621
2017	744	4,621
2018 and thereafter	17,178	106,686
Total amortization expenses	$ 20,154	125,170	129,791